Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (13,479)	$ (10,774)
Other comprehensive income (loss) before reclassifications	4,219	922
Amounts reclassified from accumulated other comprehensive income	(883)	(151)
Other comprehensive income	3,336	771
Balance as of end of period	(10,143)	(10,003)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(24)	(107)
Other comprehensive income (loss) before reclassifications	1,069	542
Amounts reclassified from accumulated other comprehensive income	(883)	(151)
Other comprehensive income	186	391
Balance as of end of period	162	284
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(13,455)	(10,667)
Other comprehensive income (loss) before reclassifications	3,150	380
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income	3,150	380
Balance as of end of period	$ (10,305)	$ (10,287)